Stock-Based Compensation Programs	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation Programs
Stock-Based Compensation Programs

17.  Stock-Based Compensation Programs

The company has shareholder-approved stock plans under which options and stock-settled appreciation rights (SSARs) have been granted to employees at the market value of the company’s stock on the date of grant. In the case of stock options, payment must be made by the employee at the time of exercise in cash or with shares of stock owned by the employee, which are valued at fair market value on the date exercised. For SSARs, the employee receives the share equivalent of the difference between the fair market value on the date exercised and the exercise price of the SSARs exercised. In general, options and SSARs are exercisable in four equal installments commencing one year from the date of grant and terminating 10 years from the date of grant. A summary of outstanding stock option and SSAR activity for the year ended December 31, 2017, follows:

	Number of	Weighted Average
	Shares	Exercise Price
Beginning of year (a)	17,346,382	$21.29
Granted	2,383,208	37.95
Exercised	(2,564,761)	16.13
Canceled/forfeited	(257,530)	33.88
End of period	16,907,299	24.21

Vested and exercisable, end of period	11,414,125	$19.24
Reserved for future grants	25,404,206
(a)	Amounts have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.

The weighted average remaining contractual term for all options and SSARs outstanding at December 31, 2017, was 5.2 years and the aggregate intrinsic value (difference in exercise price and closing price at that date) was $231 million. The weighted average remaining contractual term for options and SSARs vested and exercisable at December 31, 2017, was 3.8 years and the aggregate intrinsic value was $212 million. The company received $21 million, $36 million and $22 million from options exercised during 2017, 2016 and 2015, respectively, and the intrinsic value associated with these exercises was $26 million, $45 million and $33 million for the same periods, respectively. The tax benefit associated with the company’s stock compensation programs was $20 million for 2017, and was reported as a discrete item in the consolidated tax provision. The total fair value of options and SSARs vested during 2017, 2016 and 2015 was $14 million, $13 million and $12 million, respectively.

These options and SSARs cannot be traded in any equity market. However, based on the Black-Scholes option pricing model, options and SSARs granted in April 2017, January 2017, July 2016, January 2016 and February 2015 have estimated weighted average fair values at the date of grant of $7.21 per share, $8.54 per share, $8.35 per share, $9.29 per share and $7.10 per share, respectively. The actual value an employee may realize will depend on the excess of the stock price over the exercise price on the date the option or SSAR is exercised. Consequently, there is no assurance that the value realized by an employee will equal the fair value estimated at the grant date. The fair values were estimated using the following weighted average assumptions:

	2017 Grants		2016 Grants		2015 Grants

Expected dividend yield	0.89%		0.73%		0.79%
Expected stock price volatility	19.62%		24.14%		22.11%
Risk-free interest rate	2.00%		1.22%		1.39%
Expected life of options (in years)	5.94	years	6.10	years	5.85	years

In addition to stock options and SSARs, the company issues to certain employees restricted shares and restricted stock units, which vest over various periods. Other than the performance-contingent grants discussed below, such restricted shares and restricted stock units generally vest in equal installments over five years. Compensation cost is recorded based upon the fair value of the shares at the grant date.

Following is a summary of restricted stock activity for the year ended December 31, 2017:

		Weighted
	Number of	Average
	Shares/Units	Grant Price

Beginning of year (a)	2,036,122	$27.81
Granted	1,958,320	36.10
Vested	(597,222)	25.27
Canceled/forfeited	(173,126)	36.95
End of period	3,224,094	$32.82
(a)	Amounts have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.

The company’s Board of Directors granted 237,452,  265,636 and 233,118 performance-contingent restricted stock units (PCEQs) to key employees in 2017, 2016 and 2015, respectively. These PCEQs vest three years from the date of grant, and the number of shares available at the vesting date are based on the company’s increase in economic valued added (EVA®) dollars compared to the EVA® dollars generated in the calendar year prior to the grant and ranging from zero to 200 percent of each participant’s assigned award opportunity. If the minimum performance goals are not met, the shares will be forfeited. Grants under the plan are being accounted for as equity awards and compensation expense is recorded based upon the most probable outcome using the closing market price of the shares at the grant date. On a quarterly basis, the company reassesses the probability of the goals being met and adjusts compensation expense as appropriate. The expense associated with the performance-contingent grants, recognized in selling, general and administrative expenses, totaled $9 million in 2017, $15 million in 2016, and $7 million in 2015.

Also during 2017, the company’s Board of Directors granted 1.1 million performance-contingent restricted stock units (on a post-stock split basis) to employees related to the Special Acquisition-Related Incentive Plan (SAIP). The number of shares issued at the vesting date in January 2020 will be based on the company’s achievement of cumulative EVA® and Cash Flow performance goals through the vesting date and can range from zero to 200 percent of each participant’s assigned award. If the minimum performance goals are not met, the awards will be forfeited. Grants under the plan are being accounted for as equity awards and compensation expense is recorded based upon the most probable outcome using the closing market price of the shares at the grant date. On a quarterly basis, the company reassesses the probability of the goals being met and adjusts compensation expense as appropriate. The company recorded expense, recognized in business consolidation and other activities, of $11 million during 2017 in connection with the SAIP.

For the years ended December 31, 2017, 2016 and 2015, the company recognized pretax expense of $46 million ($35 million after tax), $35 million ($22 million after tax) and $25 million ($15 million after tax), respectively, for share-based compensation arrangements. At December 31, 2017, there was $89 million of total unrecognized compensation cost related to nonvested share‑based compensation arrangements. This cost is expected to be recognized in earnings over a weighted average period of 2.3 years.